Debt And Credit Agreements (Debt Profile) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Debt And Credit Agreements [Line Items]
Overdraft/Other short-term debt	$ 302.8		$ 87.1
Interest rate	15.00%
Total long-term	363.5		637.7
Total	348.0
Effective interest rate on the notes including cash coupon and amortization until repricing	15.00%
Medium-Term Notes - Long-Term Debt [Member]
Debt And Credit Agreements [Line Items]
Weighted average interest rate	3.60%
Thereafter	43.3
Total long-term	43.3
Total	43.3
U.S Private Placement Notes [Member]
Debt And Credit Agreements [Line Items]
Weighted average interest rate	4.90%
2012	110.0	[1],[2]
2014	125.0	[1],[2]
Thereafter	165.0	[1],[2]
Total long-term	290.0	[1],[2]
Total	400.0	[1],[2]
Overdraft/Other Short-Term Debt [Member]
Debt And Credit Agreements [Line Items]
Weighted average interest rate	8.80%
2012	59.2	[1]
Total	59.2	[1]
Notes Issued As A Part Of Equity Units [Member]
Debt And Credit Agreements [Line Items]
Interest rate	15.00%
2012	107.2	[3],[4]
Total	107.2	[3]
Other Long-Term Loans, Including Current Portion [Member]
Debt And Credit Agreements [Line Items]
Weighted average interest rate	3.10%
2012	22.4	[5]
2013	10.5	[5]
2014	2.9	[5]
2015	1.7	[5]
Total long-term	15.1	[5]
Total	37.5	[5]
Total Debt As Cash Flow Including Debt Related Derivatives [Member]
Debt And Credit Agreements [Line Items]
2012	298.8	[1]
2013	10.5	[1]
2014	127.9	[1]
2015	1.7	[1]
Thereafter	208.3	[1]
Total long-term	348.4	[1]
Total	647.2	[1]
Debt Related Derivatives Adjustment [Member]
Debt And Credit Agreements [Line Items]
2012	4.0
Thereafter	15.1
Total long-term	15.1
Total	19.1
Total Debt As Reported [Member]
Debt And Credit Agreements [Line Items]
2012	302.8
2013	10.5
2014	127.9
2015	1.7
Thereafter	223.4
Total long-term	363.5
Total	$ 666.3

[1]	Debt Related Derivatives (DRD), i.e. the fair market value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
[2]	Interest rates will change as roll-overs occur prior to final maturity.
[3]	The effective interest rate on the notes including cash coupon and amortization is 15% until repricing.
[4]	Repricing in 2012, final maturity in 2014.
[5]	Primarily loans from Japanese banks in JPY and loans from Brazilian banks in BRL.